Equity (Details) - Schedule of accumulated other comprehensive loss - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (7,079)
Other comprehensive loss before reclassifications	1,348	$ (2,640)
Amounts reclassified from accumulated other comprehensive loss	2,051	(2,500)
Other comprehensive income (loss)	(703)	(140)
Balance	(7,782)
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(7,079)	(12,818)
Balance	(7,782)	(12,958)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	1,790	(299)
Other comprehensive loss before reclassifications	430	(3,122)
Amounts reclassified from accumulated other comprehensive loss	2,051	(2,500)
Other comprehensive income (loss)	(1,621)	(622)
Balance	169	(921)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(8,869)	(12,519)
Other comprehensive loss before reclassifications	918	482
Amounts reclassified from accumulated other comprehensive loss	0	0
Other comprehensive income (loss)	918	482
Balance	$ (7,951)	$ (12,037)